OTHER LONG TERM ASSETS (Narrative) (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets | vessel	7
Evergreen Marine | Container vessels
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets | vessel			4
Charters value on aquisition | $			$ 18.0
Amortization | $	$ (1.4)	$ (1.4)